Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Right-of-Use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
At cost [member]
Schedule of Right-of-Use Assets [Line Items]
Balance at Beginning	$ 1,927	$ 1,083
Disposal	(656)
Lease modification	(18)
New leases		827
Adjustments arising from translating financial statements from functional currency to presentation currency	55	(46)
CPI and revaluation differences		63
Balance at Ending	1,338	1,927
Accumulated depreciation [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at Beginning	618	96
Disposal	(430)
Depreciation and amortization	411	522
Balance at Ending	599	618
Right-of-use assets	$ 739	$ 1,309